Fair Value Measurements - Schedule of Investments accounted at Fair Value (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax
Investment Accounted Fair Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Begining Balance	¥ 4,775		¥ 4,519
Additions	159		250
Disposals	(248)		(90)
Net unrealized fair value increase (decrease) recognized in earnings	(376)		55
Foreign currency translation adjustments	37		41
Ending balance	¥ 4,347	$ 596	¥ 4,775